Note 23 - Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Note 23 - Financial Instruments
Schedule of Derivative Assets and Liabilities at Fair Value [Table Text Block]
	December 31, 2023	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Forward currency contracts-asset position	$3,529	$-	$3,529	$-
Forward Freight Agreements-asset position	11,210	-	11,210	-
Bunker swap agreements-liability position	(2,509)	-	(2,509)	-
Interest rate swaps-asset position	20,691	-	20,691	-
Interest rate caps-asset position	26,417	-	26,417	-
Cross-currency rate swaps-liability position	(11,633)	-	(11,633)	-
Total	$47,705	$-	$47,705	$-

	December 31, 2024	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Forward currency contracts-liability position	$(1,369)	$-	$(1,369)	$-
Forward Freight Agreements-liability position	(19,155)	-	(19,155)	-
EUA futures-asset position	307	-	307	-
Bunker swap agreements-asset position	37	-	37	-
Bunker swap agreements-liability position	(484)	-	(484)	-
Interest rate swaps-asset position	20,530	-	20,530	-
Interest rate caps-asset position	11,115	-	11,115	-
Cross-currency rate swaps-liability position	(18,387)	-	(18,387)	-
Total	$(7,406)	$-	$(7,406)	$-

Fair Value Measurements, Nonrecurring [Table Text Block]
	December 31, 2023	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Non-Recurring measurements:
Vessels	$10,250	$-	$10,250	$-
Total	$10,250	$-	$10,250	$-